Annual Total Returns - iShares Short-Term TIPS Bond Index Fund (Institutional and Investor A) [BarChart] - Institutional and Investor A - iShares Short-Term TIPS Bond Index Fund - Investor A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2017	0.77%
Annual Return 2018	0.22%
Annual Return 2019	4.39%
Annual Return 2020	4.64%